[USAA]                        USAA INVESTMENT TRUST
[EAGLE]
[LOGO]

         Income Strategy Fund               Balanced Strategy Fund
         Growth Strategy Fund               Cornerstone Strategy Fund
         Growth and Tax Strategy Fund       Emerging Markets Fund
         Gold Fund                          International Fund
         World Growth Fund                  GNMA Trust

                       SUPPLEMENT DATED FEBRUARY 28, 2001
                           TO EACH FUND'S PROSPECTUS
                             DATED OCTOBER 1, 2000

The distribution of the net capital gains for the above funds has been changed to reflect the following:

        Ordinarily, any net capital gain distribution will be paid in December.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                     37990-0201